SHARE INCENTIVE PLAN - Fair value of the options granted, assumptions used (Details)	12 Months Ended
	Dec. 31, 2020 multiple $ / shares	Dec. 31, 2018 multiple $ / shares
Assumptions used
Risk-free interest rate		2.73%
Expected volatility	40.00%	38.00%
Exercise multiples | multiple	2.2	2.2
Fair value of underlying ordinary share		$ 17.40
Minimum
Assumptions used
Risk-free interest rate	0.86%
Fair value of underlying ordinary share	$ 2.38
Maximum
Assumptions used
Risk-free interest rate	0.93%
Fair value of underlying ordinary share	$ 2.7